Derivatives (Derivatives Associated with Capital Markets Trading Activities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Customer Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	$ 1,447,895	$ 1,484,514
Assets	128,832	119,313
Liabilities	949	3,275
Offsetting Upstream Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,447,895	1,484,514
Assets	949	3,275
Liabilities	128,832	119,314
Forwards And Futures Purchased [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional, Forwards and Futures	1,578,656	2,270,093
Assets, Forwards and Futures	323	584
Liabilities, Forwards and Futures	1,920	5,458
Forwards And Futures Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional, Forwards and Futures	2,023,687	2,587,568
Assets, Forwards and Futures	1,527	6,440
Liabilities, Forwards and Futures	$ 600	$ 1,171